Share-Based Payment - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Expense from share-based payment transactions with employees	R$ 232,672	R$ 251,239	R$ 213,076
Expense from share-based payment transactions with employees	R$ 232,672	R$ 251,239	R$ 213,076